Basis for preparation and presentation of consolidated financial statements (Details 3 - Textual)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US Dollars ("US$")
Exchange rates
R$ into US$ period end exchange rate	6.1923	4.8413	5.2177